Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

Convertible Bonds (19.3%)
	Communication Services (3.3%)
85,000	AST SpaceMobile, Inc.*
	2.375%, 10/15/32	$88,580
320,000	DoorDash, Inc.*
	0.000%, 05/15/30	364,186
90,000	Liberty Media Corp.-Liberty Formula One
	2.250%, 08/15/27	119,614
75,000	Live Nation Entertainment, Inc.*^
	2.875%, 01/15/30	83,432
85,000	Lyft, Inc.*
	0.000%, 09/15/30	102,733
	Uber Technologies, Inc.
150,000	0.875%, 12/01/28	220,783
75,000	0.000%, 05/15/28*	80,239
85,000	Wix.com Ltd.*
	0.000%, 09/15/30	93,015
		1,152,582
	Consumer Discretionary (0.6%)
96,000	Etsy, Inc.*
	1.000%, 06/15/30	105,396
100,000	NCL Corp. Ltd.*
	0.750%, 09/15/30	100,666
		206,062
	Consumer Staples (1.0%)
85,000	Alnylam Pharmaceuticals, Inc.*
	0.000%, 09/15/28	84,532
250,000	Oddity Finance LLC*
	0.000%, 06/15/30	252,485
		337,017
	Financials (1.4%)
85,000	Cipher Mining, Inc.*
	0.000%, 10/01/31	93,460
85,000	Coinbase Global, Inc.*
	0.000%, 10/01/32	93,961
45,000	Federal Realty OP LP*
	3.250%, 01/15/29	45,786
75,000	Morgan Stanley Finance LLC
	1.000%, 11/23/27	152,625
85,000	WisdomTree, Inc.*
	4.625%, 08/15/30	91,011
		476,843
	Industrials (1.5%)
150,000	AeroVironment, Inc.
	0.000%, 07/15/30	186,387
27,000	Axon Enterprise, Inc.
	0.500%, 12/15/27	84,926
80,000	Fluor Corp.
	1.125%, 08/15/29	95,064
85,000	JBT Marel Corp.*
	0.375%, 09/15/30	82,821
17,000	Mirion Technologies, Inc.*
	0.000%, 10/01/31	18,282
65,000	Tetra Tech, Inc.
	2.250%, 08/15/28	70,063
		537,543
	Information Technology (7.7%)
105,000	Advanced Energy Industries, Inc.
	2.500%, 09/15/28	145,497
160,000	Cloudflare, Inc.*
	0.000%, 06/15/30	181,922
200,000	CyberArk Software Ltd.*
	0.000%, 06/15/30	222,382
95,000	Guidewire Software, Inc.*
	1.250%, 11/01/29	110,825
41,000	Life360, Inc.*
	0.000%, 06/01/30	60,397
255,000	Lumentum Holdings, Inc.*
	0.375%, 03/15/32	292,725
80,000	MACOM Technology Solutions Holdings, Inc.*
	0.000%, 12/15/29	81,038
80,000	Mirion Technologies, Inc.*
	0.250%, 06/01/30	99,063
210,000	MKS, Inc.
	1.250%, 06/01/30	230,689
70,000	Nebius Group NV*
	1.000%, 09/15/30	81,421
80,000	Nutanix, Inc.*^
	0.500%, 12/15/29	90,126
90,000	Parsons Corp.^
	2.625%, 03/01/29	102,752
93,000	Planet Labs PBC*
	0.500%, 10/15/30	125,603
49,000	Rubrik, Inc.*
	0.000%, 06/15/30	49,790
100,000	Seagate HDD Cayman
	3.500%, 06/01/28	286,670
75,000	Snowflake, Inc.
	0.000%, 10/01/29	117,454
100,000	Spotify USA, Inc.
	0.000%, 03/15/26	136,992
70,000	Terawulf, Inc.*
	1.000%, 09/01/31	83,713
60,000	Western Digital Corp.
	3.000%, 11/15/28	192,197
		2,691,256
	Materials (0.3%)
80,000	Centrus Energy Corp.*
	0.000%, 08/15/32	123,870
		123,870
	Real Estate (0.5%)
120,000	Welltower OP LLC*
	3.125%, 07/15/29	176,130
		176,130
	Utilities (3.0%)
195,000	CMS Energy Corp.
	3.375%, 05/01/28	213,767
195,000	Duke Energy Corp.
	4.125%, 04/15/26	209,169
125,000	NextEra Energy Capital Holdings, Inc.
	3.000%, 03/01/27	147,946
195,000	PPL Capital Funding, Inc.
	2.875%, 03/15/28	222,955

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

215,000	Southern Co.
	4.500%, 06/15/27	$239,598
		1,033,435
	Total Convertible Bonds (Cost $5,647,917)	6,734,738

NUMBER OF SHARES

Common Stocks (75.0%)
	Communication Services (8.5%)
5,370	Alphabet, Inc. - Class A	1,305,447
1,280	Meta Platforms, Inc. - Class A	940,007
295	Netflix, Inc.#	353,681
730	T-Mobile U.S., Inc.	174,747
1,575	Walt Disney Co.	180,338
		2,954,220
	Consumer Discretionary (9.3%)
5,990	Amazon.com, Inc.#	1,315,224
45	Booking Holdings, Inc.	242,967
560	Home Depot, Inc.	226,906
765	Lowe's Cos., Inc.	192,252
440	McDonald's Corp.	133,712
1,105	NIKE, Inc. - Class B	77,052
520	Royal Caribbean Cruises Ltd.^	168,262
1,515	Starbucks Corp.	128,169
1,470	Tesla, Inc.#	653,738
725	TJX Cos., Inc.	104,792
		3,243,074
	Consumer Staples (3.9%)
2,685	Coca-Cola Co.	178,069
1,320	Colgate-Palmolive Co.	105,521
255	Costco Wholesale Corp.	236,035
1,140	Dollar General Corp.	117,819
1,220	Philip Morris International, Inc.	197,884
1,200	Procter & Gamble Co.	184,380
3,295	Walmart, Inc.	339,583
		1,359,291
	Energy (3.0%)
748	Chevron Corp.	116,157
2,475	EQT Corp.	134,714
3,080	Exxon Mobil Corp.	347,270
1,520	Marathon Petroleum Corp.	292,965
2,605	Williams Cos., Inc.	165,027
		1,056,133
	Financials (10.9%)
435	American Express Co.	144,490
500	Assurant, Inc.	108,300
5,645	Bank of America Corp.	291,226
90	Blackrock, Inc.	104,928
505	Capital One Financial Corp.~	107,353
775	Chubb Ltd.	218,744
1,915	Citigroup, Inc.	194,373
320	Goldman Sachs Group, Inc.	254,832
1,815	JPMorgan Chase & Co.	572,505
1,100	Marsh & McLennan Cos., Inc.	221,683
755	Mastercard, Inc. - Class A	429,452
1,415	Morgan Stanley	224,928
310	S&P Global, Inc.	150,880
1,375	Visa, Inc. - Class A	469,397
3,655	Wells Fargo & Co.	306,362
		3,799,453
	Health Care (5.9%)
1,850	Abbott Laboratories	247,789
1,150	AbbVie, Inc.	266,271
1,585	Boston Scientific Corp.#	154,744
605	Danaher Corp.	119,947
470	Eli Lilly & Co.	358,610
1,675	Johnson & Johnson	310,578
2,275	Medtronic PLC	216,671
230	Stryker Corp.	85,024
290	Thermo Fisher Scientific, Inc.	140,656
490	UnitedHealth Group, Inc.	169,197
		2,069,487
	Industrials (4.9%)
4,195	CSX Corp.	148,964
3,000	Delta Air Lines, Inc.	170,250
765	Emerson Electric Co.	100,353
480	GE Vernova, Inc.	295,152
680	General Electric Co.	204,558
255	Parker-Hannifin Corp.	193,328
350	Quanta Services, Inc.	145,047
1,515	RTX Corp.	253,505
765	Union Pacific Corp.	180,823
		1,691,980
	Information Technology (25.4%)
7,630	Apple, Inc.	1,942,827
130	AppLovin Corp. - Class A#	93,410
2,630	Broadcom, Inc.	867,663
1,900	Cisco Systems, Inc.	129,998
180	Intuit, Inc.	122,924
1,250	Lam Research Corp.	167,375
775	Micron Technology, Inc.	129,673
4,170	Microsoft Corp.	2,159,851
12,390	NVIDIA Corp.	2,311,726
215	NXP Semiconductors NV	48,962
1,470	Oracle Corp.	413,423
910	Palantir Technologies, Inc. - Class A#	166,002
295	ServiceNow, Inc.#	271,483
		8,825,317
	Materials (2.3%)
3,580	Freeport-McMoRan, Inc.	140,408
545	Linde PLC	258,875
968	MP Materials Corp.#	64,924
675	Sherwin-Williams Co.	233,725
375	Vulcan Materials Co.	115,357
		813,289
	Real Estate (0.4%)
680	American Tower Corp.	130,778
		130,778
	Utilities (0.5%)
805	Vistra Corp.	157,715
		157,715
	Total Common Stocks (Cost $9,285, 115)	26,100,737

Convertible Preferred Stocks (3.5%)
	Financials (1.0%)
1,180	AMG Capital Trust II
	5.150%, 10/15/37	75,796
1,360	Apollo Global Management, Inc.
	6.750%, 07/31/26	95,581
1,280	ARES Management Corp.
	6.750%, 10/01/27	63,603

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE
1,830	KKR & Co., Inc.
	6.250%, 03/01/28	$95,801
		330,781
	Industrials (1.2%)
4,555	Boeing Co.
	6.000%, 10/15/27	316,891
2,000	QXO, Inc.
	5.500%, 05/15/28	109,980
		426,871
	Information Technology (1.0%)
3,015	Hewlett Packard Enterprise Co.
	7.625%, 09/01/27	204,719
2,470	Microchip Technology, Inc.
	7.500%, 03/15/28	145,804
		350,523
	Utilities (0.3%)
875	CenterPoint Energy, Inc. (Warner Media LLC, Charter Communications Time, Inc.)^#§
	3.369%, 09/15/29	36,060
1,405	NextEra Energy, Inc.
	7.299%, 06/01/27	70,067
		106,127
	Total Convertible Preferred Stocks (Cost $1,082,764)	1,214,302

Exchange-Traded Fund (0.5%)
	Other (0.5%)
1,195	iShares Biotechnology ETF^ (Cost $166,531)	172,522

PRINCIPAL AMOUNT

U.S. Government and Agency Security (0.8%)
Other (0.8%)
285,000	U.S. Treasury Notes 3.750%, 04/15/26 (Cost $284,348)	284,928

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT

Exchange-Traded Purchased Options (0.4%) #
	Other (0.4%)
2,600	Invesco QQQ Trust Series 1
1,560,962	Put, 12/31/25, Strike $590.00	$44,200
11,500	iShares MSCI EAFE ETF
1,073,755	Call, 12/19/25, Strike $91.00	50,312
300	Russell 2000 Index
730,945	Call, 12/19/25, Strike $2,400.00	36,435
300	S&P 500® Index
2,006,538	Put, 11/21/25, Strike $6,450.00	19,695
		150,642
	Total Exchange-Traded Purchased Options (Cost $158,809)	150,642

NUMBER OF SHARES/ PRINCIPAL AMOUNT

Investment of Cash Collateral for Securities Loaned (0.9%)
314,141	State Street Navigator Securities Lending Government Money Market Portfolio, 4.166%†*** (Cost $314,141)	314,141

	TOTAL INVESTMENTS (100.4%) (Cost $16,939,625)	34,972,010

LIABILITIES, LESS OTHER ASSETS (-0.4%)		(150,279)
NET ASSETS (100.0%)		$34,821,731

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT

Exchange-Traded Written Option (0.0%) #
	Other (0.0%)
(300)	Russell 2000 Index
(730,945)	Call, 12/19/25, Strike $2,650.00 (Premium $7,911)	(7,605)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $53,145.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
†	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
***	The rate disclosed is the 7 day net yield as of September 30, 2025.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Portfolio's investments and derivative financial instruments categorized in the fair value hierarchy as of September 30, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$6,734,738	$—	$6,734,738
Common Stocks	26,100,737	—	—	26,100,737
Convertible Preferred Stocks	1,102,446	111,856	—	1,214,302
Exchange-Traded Fund	172,522	—	—	172,522
U.S. Government and Agency Security	—	284,928	—	284,928
Exchange-Traded Purchased Options	150,642	—	—	150,642
Investment of Cash Collateral For Securities Loaned	—	314,141	—	314,141
Total	$27,526,347	$7,445,663	$—	$34,972,010

Notes to Schedule of Investments (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Advisors Trust (the “Trust”), a Massachusetts business trust organized February 17, 1999, consists of a single series, Calamos Growth and Income Portfolio (the “Portfolio”), which commenced operations on May 19, 1999.

The Trust currently offers the Portfolio’s shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio seeks high long-term total return through growth and current income.

The Portfolio invests primarily in a diversified portfolio of convertible instruments (including synthetic convertible instruments), equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Portfolio attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and return in terms of growth and income.

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Portfolio:

Portfolio Valuation. The Trust's Board of Trustees ("Board" or "Trustees"), including a majority of the Trustees who are not "interested persons" of the Trust, have designated Calamos Advisors LLC ("Calamos Advisors", or the "Adviser") to perform fair valuation determinations related to all Portfolio investments under the oversight of the Board. As "valuation designee" Calamos Advisors has adopted procedures (as approved by the Board) to guide the determination of the net asset value ("NAV") on any day on which the Portfolio's NAVs is determined. The valuation of the Portfolio's investments is in accordance with these procedures.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Portfolio determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market® are valued at the NASDAQ® Official Closing Price, as determined by NASDAQ®, or lacking a NASDAQ® Official Closing Price, the last current reported sale price on NASDAQ® at the time a Portfolio determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio's NAV is not calculated.

If the valuation designee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the valuation designee.

The Portfolio also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Portfolio could purchase or sell a portfolio security at the price used to calculate the Portfolio's NAV.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Portfolio may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Portfolio on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of September 30, 2025, the Portfolio had no outstanding forward foreign currency contracts.

Note 2 – Fair Value Measurements

Various inputs are used to determine the value of the Portfolio's investments. These inputs are categorized into three broad levels as follows:

•	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•	Level 3 – Prices reflect unobservable market inputs (including the Portfolio's own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Portfolio's investments. The summary of the inputs used in valuing the Portfolio's holdings are available after the Portfolio's Schedule of Investments.